Profit Sharing Plan (Detail Textual) (401(k) Profit Sharing Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
401(k) Profit Sharing Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Minimum service period required of employees to participate in plan	90 days
Minimum required age of employees to participate in ESOP	21 years
Contributions to participants' annual compensation	25.00%
Defined contribution plan, description	The Company matches 100% of employee contributions up to 1% of eligible employee compensation.
Percentage of employee contributions	100.00%
Base percentage of eligible employee compensation	1.00%
Employer contributions to the 401k Plan	$ 220,000	$ 263,000